Significant Accounting policies	18 Months Ended
Oct. 31, 2018
Significant Accounting policies [Abstract]
Significant Accounting policies
1 Significant Accounting policies

A Basis of preparation
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as adopted by the European Union (collectively “IFRS”). The consolidated financial statements have been prepared on a going concern basis under the historical cost convention. These financial statements have been prepared for an 18-month period as compared with prior 12 month reporting periods and therefore are not entirely comparable. The use of an 18 month reporting period is permitted under the UK Companies Act 2006.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below in II, ‘Critical accounting estimates, assumptions and judgements’.

The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below. Other than as described below, the accounting policies adopted are consistent with those of the Annual Report and Accounts for the years ended April 30, 2017 and April 30, 2016, apart from standards, amendments to, or interpretations of, published standards adopted during the period and the restatement of balances in the Consolidated income statement, the Consolidated statement of comprehensive income, the Consolidated statement of cash flows related to assets held for sale and discontinued operations as described below.

Going concern
The directors, having made enquiries, consider that the Group has adequate resources to continue in operational existence for the foreseeable future and therefore it is appropriate to maintain the going concern basis in preparing these financial statements.

Assets held for sale and discontinued operations
A current asset (or disposal group) is classified as held for sale if the Group will recover the carrying amount principally through a sale transaction rather than through continuing use. A current asset (or disposal group) classified as held for sale is measured at the lower of its carrying amount and fair value less costs to sell. If the asset (or disposal group) is acquired as part of a business combination it is initially measured at fair value less costs to sell. Assets and liabilities of disposal groups classified as held for sale are shown separately on the face of the balance sheet.

The results of discontinued operations are shown as a single amount on the face of the comprehensive income statement comprising the post-tax profit or loss of discontinued operations and the post-tax gain or loss recognized either on measurement to fair value less costs to sell or on the disposal of the discontinued operation. The Consolidated statements of comprehensive income for comparative periods have been revised to present discontinued operations separately. The related notes for the prior year have also been revised where applicable. The Consolidated statement of cash flows has been presented including the discontinued operation.

Consolidated Statement of Financial Position – Prior period revision
In the prior period deferred tax assets ($208.3m) and deferred tax liabilities ($326.7m) were incorrectly presented on a gross basis in the consolidated statement of financial position as of April 30, 2017 because jurisdictional offsetting, a requirement under IFRS, was not applied to these balances. Management has therefore elected to correct the misstatement and record immaterial adjustments to revise the consolidated statement of financial position as of April 30, 2017 and related notes to apply jurisdictional offsetting in respect of deferred tax assets and liabilities and present these on a net basis where they are expected to be realized as such.

The impact of the revision is to reduce deferred tax assets, deferred tax liabilities, non-current assets and non-current liabilities by $208.3m, as compared with the previously reported amounts. The revision has no impact on profit or cash flows for the years ended April 30, 2017 and 2016 or net assets as at April 30, 2017.

B Consolidation
The financial statements of the Group comprise the financial statements of the Company and entities controlled by the Company, its subsidiaries and the Group’s share of its interests in associates prepared at the consolidated statement of financial position date.

Subsidiaries
Subsidiaries are entities controlled by the Group. The Group has control over an entity where the Group is exposed to, or has rights to, variable returns from its involvement within the entity and it has the power over the entity to effect those returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing control. Control is presumed to exist when the Group owns more than half of the voting rights (which does not always equal percentage ownership) unless it can be demonstrated that ownership does not constitute control. The results of subsidiaries are consolidated from the date on which control passes to the Group. The results of disposed subsidiaries are consolidated up to the date on which control passes from the Group.

The purchase method of accounting is used to account for the acquisition of subsidiaries by the Group. The cost of acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, with costs directly attributable to the acquisition being expensed. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the cost of acquisition over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill.

Where new information is obtained within the 'measurement period' (defined as the earlier of the period until which the Group receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable, or one year from the acquisition date) about facts and circumstances that existed as at the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date, the Group recognizes these adjustments to the acquisition balance sheet with an equivalent offsetting adjustment to goodwill. Where new information is obtained after this measurement period has closed, this is reflected in the post-acquisition period.

For partly owned subsidiaries, the allocation of net assets and net earnings to outside shareholders is shown in the line ‘Attributable to non-controlling interests’ on the face of the consolidated statement of comprehensive income and the consolidated statement of financial position.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

At October 31, 2018, the Group had a 81.05% (2017: 74.7%; 2016: 71.5%) interest in Novell Japan Ltd which gives rise to the minority interest reported in these financial statements.

Associates
An associate is an entity, that is neither a subsidiary or a joint venture, over whose operating and financial policies the Group exercises significant influence. Significant influence is presumed to exist where the Group has between 20% and 50% of the voting rights but can also arise where the Group holds less than 20% if it has the power to be actively involved and influential in policy decisions affecting the entity.

Associates are accounted for under the equity method, where the consolidated statement of comprehensive income and the consolidated financial position includes the Group’s share of their profits and losses and net assets, less any impairment in value.  This involves recording the investment initially at cost to the Group, which therefore includes any goodwill on acquisition and then, in subsequent periods, adjusting the carrying amount of the investment to reflect the Group’s share of the associates’ post-acquisition profits and losses, which is recognized in the consolidated statement of comprehensive income, and its share of post-acquisition comprehensive income, which is recognized in the consolidated statement of comprehensive income. Unrealized gains arising from transactions between the Group and its associates are eliminated to the extent of the Group’s interests in the associates.

At October 31, 2018 the Group had a 12.5% interest ($9.6m) (April 30, 2017: 12.5%, $11.5m; April 30, 2016: 14.3%, $12.7m) investment in Open Invention Network LLC (“OIN”). There are eight (April 30, 2017: eight; April 30, 2016: seven) equal shareholders of OIN, all holding 12.5% (April 30, 2017: 12.5%; April 30, 2016: 14.3%) interest, and each shareholder has one board member and one alternative board member. The Group exercises significant influence over OIN’s operation and therefore accounts for its investment in OIN as an associate. The investment in associates is part of discontinued operations which will be disposed of with the sale of the SUSE business segment and as such has been transferred to assets held for sale (note 19).

C Revenue recognition
The Group recognizes revenues from sales of software licences (including Intellectual Property and Patent rights, to end-users, resellers and Independent Software Vendors (“ISV”), software maintenance, subscription, Software as a Service (“SaaS”), technical support, training and professional services, upon firm evidence of an arrangement, delivery of the software and determination that collection of a fixed or determinable fee is reasonably assured. ISV revenue includes fees based on end usage of ISV applications that have our software embedded in their applications. When the fees for software upgrades and enhancements, maintenance, consulting and training are bundled with the licence fee, they are unbundled using the Group’s objective evidence of the fair value of the elements represented by the Group’s customary pricing for each element in separate transactions. If evidence of fair value exists for all undelivered elements and there is no such evidence of fair value established for delivered elements, revenue is first allocated to the elements where fair value has been established and the residual amount is allocated to the delivered elements. If evidence of fair value for any undelivered element of the arrangement does not exist, all revenue from the arrangement is deferred until such time that there is evidence of delivery.

If the arrangement includes acceptance criteria, revenue is not recognized until the Group can objectively demonstrate that the acceptance criteria have been met, or the acceptance period lapses, whichever is earlier.

The Group recognizes licence revenue derived from sales to resellers upon delivery to resellers, provided that all other revenue recognition criteria are met; otherwise revenue is deferred and recognized upon delivery of the product to the end-user. Where the Group sells access to a licence for a specified period of time and collection of a fixed or determinable fee is reasonably assured, licence revenue is recognized upon delivery, except in instances where future substantive upgrades or similar performance obligations are committed to. Where these future performance obligations are specified in the licence agreement, and fair value can be attributed to those upgrades, revenue for the future performance obligations is deferred and recognized on the basis of the fair value of the upgrades in relation to the total estimated sales value of all items covered by the licence agreement. Where the future performance obligations are unspecified in the licence agreement, revenue is deferred and recognized ratably over the specified period.

For Subscription revenue where access and performance obligations are provided evenly over a defined term, the revenue is deferred and recognized ratably over the specified period.

The Group recognizes revenue for SaaS arrangements as the service is delivered, generally on a straight-line basis, over the contractual period of performance. In SaaS arrangements, the Group considers the rights provided to the customer (e.g. whether the customer has the contractual right to take possession of the software at any time during the contractual period without significant penalty, and the feasibility of the customer to operate or contract with another vendor to operate the software) in determining whether the arrangement includes the sale of a software licence. In SaaS arrangements where software licences are sold, licence revenue is generally recognized according to whether perpetual or term licences are sold, when all other revenue recognition criteria are satisfied.

Maintenance revenue is recognized on a straight-line basis over the term of the contract, which in most cases is one year.

For time and material-based professional services contracts, The Group recognizes revenue as services are rendered and recognizes costs as they are incurred. The Group recognizes revenue from fixed-price professional services contracts as work progresses over the contract period on a proportional performance basis, as determined by the percentage of labor costs incurred to date compared to the total estimated labor costs of a contract. Estimates of total project costs for fixed-price contracts are regularly reassessed during the life of a contract. Amounts collected prior to satisfying the above revenue recognition criteria are included in deferred income.

Rebates paid to partners as part of a contracted program are netted against revenue where the rebate paid is based on the achievement of sales targets made by the partner, unless the Company receives an identifiable good or service from the partner that is separable from the sales transaction and for which the Group can reasonably estimate fair value.

D Cost of sales
Cost of sales includes costs related to the amortization of product development costs, amortization of acquired technology intangibles, costs of the consulting business and helpline support and royalties payable to third parties.

E Segment reporting
In accordance with IFRS 8, ‘Operating Segments’, the Group has derived the information for its segmental reporting using the information used by the Chief Operating Decision Maker (“CODM”), defined as the Executive Committee. The segmental reporting is consistent with those used in internal management reporting and the measure used by the Executive Committee is the Adjusted EBITDA, as set out in note 1.

F Exceptional items
Exceptional items are those significant items, which are separately disclosed by virtue of their size, nature or incidence to enable a full understanding of the Group’s financial performance. In setting the policy for exceptional items, judgement is required to determine what the Group defines as ‘exceptional’. The Group considers an item to be exceptional in nature if it is material, non-recurring and does not reflect the underlying performance of the business. Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs, for example restructuring costs related to employees are classified where their original employment costs are recorded.

Management of the Group first evaluates group strategic projects such as acquisitions, divestitures and integration activities, company tax restructuring and other one-off events such as restructuring programs. In determining whether an event or transaction is exceptional, management of the Group considers quantitative and qualitative factors such as its expected size, precedent for similar items and the commercial context for the particular transaction, while ensuring consistent treatment between favorable and unfavorable transactions impacting revenue, income and expense. Examples of transactions which may be considered of an exceptional nature include major restructuring programs, cost of acquisitions or the cost of integrating acquired businesses.

G Employee benefit costs

a) Pension obligations and long-term pension assets
The Group operates various pension schemes, including both defined contribution and defined benefit pension plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan.

For defined contribution plans the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as an employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement. This is usually dependent on one or more factors such as age, years of service and compensation.

The liability recognized in the consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. Certain long-term pension assets do not meet the definition of plan assets as they have not been pledged to the plan and are subject to the creditors of the Group. Such assets are recorded separately in the consolidated statement of financial position as long-term pension assets. The portion of non-plan assets connected with the SUSE segment are recorded within current assets classified as held for sale. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that have terms to mature approximating to the terms of the related pension obligation.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in income.

The current service cost of the defined benefit plan, recognized in the consolidated statement of comprehensive income in employee benefit expense, except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current period, benefit changes, curtailments and settlements.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the consolidated statement of comprehensive income.

Long-term pension assets relate to the reimbursement right under insurance policies held in the Group with guaranteed interest rates that do not meet the definition of a qualifying insurance policy as they have not been pledged to the plan and are subject to the creditors of the Group. Such reimbursement rights assets are recorded in the consolidated statement of financial position as long-term pension assets. These contractual arrangements are treated as available-for-sale financial assets since there is not an exact matching of the amount and timing of some or all of the benefits payable under the defined benefit plan. Gains and losses on long-term pension assets are charged or credited to equity in other comprehensive income in the period in which they arise.

b) Share based compensation
The Group operated various equity-settled, share based compensation plans during the period.

The fair value of the employee services received in exchange for the grant of the shares or options is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares or options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Market vesting conditions are taken into account when determining the fair value of the options at grant date. At each consolidated statement of financial position date, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the consolidated statement of comprehensive income, and a corresponding adjustment to equity over the remaining vesting period.

The shares are recognized when the options are exercised and the proceeds received allocated between ordinary shares and share premium account. Fair value is measured using the Black-Scholes pricing model. The expected life used in the model has been adjusted, based on management’s best estimate for the effects of non-transferability, exercise restrictions and behavioral considerations. The Additional Share Grants have been valued using the Monte-Carlo simulation pricing model.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair-value of the unmodified award, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee.

The social security contributions payable in connection with the grant of the share options is considered an integral part of the grant itself, and the charge is treated as a cash-settled transaction.

c) Employee benefit trust
Transactions, assets and liabilities of the Group sponsored Employee Benefit Trust are included in the consolidated financial statements as it is considered to be an intermediate payment arrangement. In particular, the Trust’s purchases of shares in the Company remain deducted from shareholders’ funds until they vest unconditionally with employees.

H Foreign currency translation

a) Functional and presentation currency
The presentation currency of the Group is US dollars. Items included in the financial statements of each of the Group’s entities are measured in the functional currency of each entity. From November 1, 2017, certain HPE Software entities changed their functional currency, reflecting changes in their underlying business model and transactional conditions.

b) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of comprehensive income.

c) Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;

ii)
Income and expenses for each consolidated statement of comprehensive income item are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

iii)	All resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate, with the exception for goodwill arising before May 1, 2004 which is treated as an asset of the Company and expressed in the Company’s functional currency.

d) Exchange rates
The most important foreign currencies for the Group are Pounds Sterling, the Euro, Israeli Shekel and Canadian Dollar. The exchange rates used are as follows:

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.33	1.27	1.29	1.29	1.50	1.46
€1 = $	1.18	1.14	1.09	1.09	1.11	1.14
C$ = $	0.78	0.76	0.76	0.73	0.77	0.80
ILS = $	0.28	0.27	0.26	0.28	0.26	0.27

I Intangible assets

a) Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash-generating units for the purpose of impairment testing. Each of those cash-generating units represents the Group’s investment in each area of operation by each primary reporting segment.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is classified as held for sale, the goodwill associated with the held-for-sale operation is measured based on the relative values of the held-for-sale operation and the portion of the cash-generating unit retained.

b) Computer software
Computer software licences are capitalized on the basis of the costs incurred to acquire and bring into use the specific software. These costs are amortized using the straight-line method over their estimated useful lives of three to five years.

c) Research and development
Research expenditure is recognized as an expense as incurred in the consolidated statement of comprehensive income in research and development expenses. Costs incurred on product development projects relating to the developing of new computer software programs and significant enhancement of existing computer software programs are recognized as intangible assets when it is probable that the project will be a success, considering its commercial and technological feasibility, and costs can be measured reliably. Only direct costs are capitalized which are the software development employee costs and third-party contractor costs. Product development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Product development costs are amortized from the commencement of the commercial production of the product on a straight-line basis over the period of its expected benefit, typically being three years, and are included in costs of sales in the consolidated statement of comprehensive income.

d) Intangible assets – arising on business combinations
Other intangible assets that are acquired by the Group are stated at cost less accumulated amortization. Amortization is charged to the consolidated statement of comprehensive income on a straight-line basis over the estimated useful life of each intangible asset. Intangible assets are amortized from the date they are available for use. The estimated useful lives will vary for each category of asset acquired and to date are as follows:

Purchased software	Three to five years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years
Lease contracts	Five and half years

Amortization of purchased software intangibles is included in administrative expenses, amortization of purchased technology intangibles is included in cost of sales and amortization of acquired purchased trade names, customer relationships and lease contracts intangibles are included in selling and distribution costs in the Consolidated statement of comprehensive income.

J Property, plant and equipment
All property, plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance expenditures are charged to the consolidated statement of comprehensive income during the financial period in which they are incurred. Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years
Fixtures and fittings	Two to seven years
Computer equipment	One to five years

Freehold land is not depreciated. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each consolidated statement of financial position date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are included in the consolidated statement of comprehensive income.

Property held for sale is measured at the lower of its carrying amount or estimated fair value less costs to sell.

K Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows being cash-generating units. Any non-financial assets other than goodwill which have suffered impairment are reviewed for possible reversal of the impairment at each reporting date. Assets that are subject to amortization and depreciation are also reviewed for any possible impairment at each reporting date.

L Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods comprises software for resale and packaging materials. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

When work has been performed and the revenue is not yet recognized, the direct costs of third-party contractors and staff will be treated as work in progress where the probability of invoicing and evidence of collectability can be demonstrated.

M Trade receivables
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost less provisions for impairment. A provision for impairment of trade receivables is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of receivables. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the effective interest rate. The amount of the provision is recognized in the consolidated statement of comprehensive income.

N Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities on the consolidated statement of financial position.

O Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Subsequent to initial recognition, interest bearing borrowings are stated at amortized cost with any difference between cost and redemption value being recognized in the consolidated statement of comprehensive income over the period of borrowing on an effective interest basis.

P Finance and operating leases
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the statement of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.

Q Taxation
Current and deferred tax are recognized in the consolidated statement of comprehensive income, except when the tax relates to items charged or credited directly to equity, in which case the tax is also dealt with directly in equity.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss, it is not accounted for. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the consolidated statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current tax is recognized based on the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the consolidated statement of financial position date.

R Ordinary shares, share premium and dividend distribution
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Dividend distributions to the Company’s shareholders are recognized as a liability in the Group’s financial statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognized when they are paid.

S Derivative financial instruments and hedge accounting
Financial assets and liabilities are recognized in the Group’s consolidated statement of financial position when the Group becomes a party to the contractual provision of the instrument. Trade receivables are non-interest bearing and are stated at their fair value less the amount of any appropriate provision for irrecoverable amounts. Trade payables are non-interest bearing and are stated at their fair value. Derivative financial instruments are only used for economic hedging purposes and not as speculative investments.

The Group uses derivative financial instruments, such as interest rate swaps, to hedge its interest rate risks. Such derivative financial instruments are initially recognized at fair value on the date on which the contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Hedge accounting is permitted under certain circumstances provided the following criteria are met:

At inception of the hedge, the documentation must include the risk management objective and strategy for undertaking the hedge, identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine the level of effectiveness.

The measurement of effectiveness determines the accounting treatment. For effective results, changes in the fair value of the hedging instrument should be recognized in other comprehensive income in the hedging reserve, while any material ineffectiveness should be recognized in the statement of comprehensive income. If either prospective or retrospective testing is not satisfactorily completed, all fair value movements on the hedging instrument should be recorded in the statement of comprehensive income.

Hedge accounting is ceased prospectively if the instrument expires or is sold, terminated or exercised; the hedge criteria are no longer met; the forecast transaction is no longer expected to occur; or the entity revokes the hedge designation.

T Provisions
Provisions for onerous leases, restructuring costs and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as an interest expense.

U Adoption of new and revised International Financial Reporting Standards
The accounting policies adopted in these consolidated financial statements are consistent with those of the annual financial statements for the years ended April 30, 2017 and April 30, 2016, with the exception of the following standards, amendments to or interpretations of published standards adopted during the period:

The following standards, interpretations and amendments to existing standards are not yet effective and have not been adopted early by the Group:

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IFRS 15 ‘Revenue from contracts with customers’ establishes the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. Application of the standard is mandatory for annual reporting periods starting from 1 January 2018 onwards. Earlier application is permitted. The standard replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations clarifications. Please refer to below for a more detailed assessment to-date on implementing this standard.

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IFRS 9 ‘Financial instruments’. This standard replaces the guidance in IAS 39 and applies to periods beginning on or after January 1, 2018. It includes requirements on the classification and measurement of financial assets and liabilities; it also includes an expected credit loss model that replaces the current incurred loss impairment model.

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Amendments to IFRS 2, ‘Share based payments’ on clarifying how to account for certain types of share-based payment transactions are effective on periods beginning on or after January 1, 2018, subject to EU endorsement. These amendments clarify the measurement basis for cash-settled share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority.

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IFRS 16, ‘Leases’ addresses the definition of a lease, recognition and measurement of leases and establishes principles for reporting useful information to users of financial statements about the leasing activities of both lessees and lessors. A key change arising from IFRS 16 is that most operating leases will be accounted for on balance sheet for lessees. The standard replaces IAS 17 ‘Leases', and related interpretations. The standard is effective for annual periods beginning on or after January 1, 2019 and earlier application is permitted if the entity is adopting IFRS 15 'Revenue from contracts with customers' at the same time, subject to EU endorsement.

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Annual improvements 2014–2016 include amendments to IFRS 1, ‘First-time adoption of IFRS’, IFRS 12, ‘Disclosure of interests in other entities’ and IAS 28, ’Investments in associates and joint ventures’ regarding measuring an associate or joint venture at fair value applies for periods beginning on or after January 1, 2018, subject to EU endorsement.

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IFRIC 22, ‘Foreign currency transactions and advance consideration’ addresses foreign currency transactions or parts of transactions where there is consideration that is denominated or priced in a foreign currency. The interpretation provides guidance for when a single payment/receipt is made as well as for situations where multiple payments/receipts are made, effective for annual periods beginning on or after January 1, 2018, subject to EU endorsement.

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Clarifications to IFRS 15 ‘Revenue from Contracts with Customers’ are effective on periods beginning on or after January 1, 2018, subject to EU endorsement. These amendments comprise clarifications of the guidance on identifying performance obligations, accounting for licences of intellectual property and the principal versus agent assessment (gross versus net revenue presentation).

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IFRIC 23, ‘Uncertainty over Income Tax Treatments’ clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this interpretation. This interpretation is effective for annual periods beginning on or after January 1, 2019, subject to EU endorsement.

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Annual Improvements 2017 includes amendments to IFRS 3, ‘Business combinations’, IFRS 11 ‘Joint arrangements’ and IAS 12 Income taxes applies for periods beginning on or after January 1, 2019, subject to EU endorsement.

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Amendments to IAS 28 Investments in Associates and Joint Ventures – ‘Long-term Interests in Associates and Joint Ventures’, clarifies that IFRS 9 ‘Financial instruments’ applies, including its impairment requirements to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied’, subject to EU endorsement.

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Amendments to IAS 19 ‘Employee Benefits’ clarify that on a plan amendment, curtailment or settlement of a defined benefit plan, entities must use updated actuarial assumptions to determine its current service cost and net interest for the period; and the effect of the asset ceiling is disregarded when calculating the gain or loss on any settlement of the plan and is dealt with separately in other comprehensive income, effective January 1, 2019, subject to EU endorsement.

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Amendments to References to the Conceptual Framework in IFRS Standards - Amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32 to update those pronouncements with regard to the revised the Conceptual Framework, effective January 1, 2020, subject to EU endorsement.

For IFRIC 22 and IFRIC 23, it is too early to determine how significant the effect on reported results and financial position will be. The impact of IFRS 15, IFRS 9 and IFRS 16 are discussed below. The impact of the other standards, amendments and interpretations listed above will not have a material impact on the consolidated financial statements.

Impact of IFRS 15 ‘Revenue from contracts with customers’
On May 28, 2014, the IASB issued IFRS 15. This standard is mandatory for financial years commencing on or after January 1, 2018, which is effective for Micro Focus on November 1, 2018. Micro Focus will adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognised in retained earnings as of November 1, 2018 and that comparatives will not be restated.

IFRS 15 replaces guidance in IAS 18 and IAS 11. This standard establishes a new principle-based model of recognizing revenue from customer contracts. It introduces a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer. Additionally, there is a requirement in the new standard to capitalize certain incremental contract costs. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

Set out below are the three primary areas of difference and a table setting out the approximate impacts of each of these differences:

Cost of Obtaining Customer Contracts
The Group has considered the impact of IFRS 15 on the recognition of software sales commission costs, which meet the definition of incremental costs of obtaining a contract under IFRS 15. The Group will apply a practical expedient to expense the sales commission’s costs as incurred where the expected amortisation period is one year or less.  An asset will be recognised for the software sales commissions, which will typically be amortised across the contract length, or customer life where the practical expedient cannot be applied. The customer life has been assessed as 6 years in the SUSE business and 5 years in the rest of the Group.

The Group will only be capitalizing commissions paid for uncompleted contracts at November 1, 2018 and amortizing those balances in FY19 compared to capitalizing all relevant commissions in future periods. By taking this practical expedient there will be a benefit to profit before tax in the year ended October 31, 2019 as the capitalization of commissions will be greater than the amortization and consequently the overall commission costs will initially be reduced under IFRS 15 compared to existing accounting policies where sales commissions are expensed as incurred.

Rebillable Expenses
The Group will report expenses that are recharged to customers, such as travel and accommodation, as Service revenue. Under existing accounting policies, these were presented as an offsetting entry within cost of sales.

Consideration Payable to a customer
Certain payments to customers are required to be presented differently where a defined benefit is received or where the payee acts as agent rather than principal. The Group has considered the impact of such payments including rebates. The Group will continue to account for consideration payable to a customer as a reduction of the transaction price and therefore revenue. However, an adjustment will be recorded as the timing of the considerations payable over the contract term will be accounted for as variable consideration at the outset of the contract. Where the payment is for a distinct good or service, then the Group will account for the purchase in the same way as it does for purchases from other suppliers in the normal course of business. Certain marketing costs, which were previously presented as an offsetting entry within revenue, will now be presented as a Selling and Distribution cost.

Presentation
Under the new IFRS 15 based policies, the Group will no longer report items as deferred revenue and accrued revenue. Instead, we will present these as either a contract liability or contract asset. Rights to consideration from customers are only presented as accounts receivable if the rights are unconditional.

Summary of quantitative impacts
Under the IFRS 15 adoption method chosen by the Group, prior period comparatives are not restated to conform to the new policies. Consequently, the period-over-period change of revenue and profit in the year to October 31, 2019 will be impacted by the new policies.

We have set out below the estimated impacts on the Group of the three primary areas described above, including the adjustment to retained earnings expected to be recorded on the transition date of November 1, 2018, which will result in a corresponding $73m asset being recorded on the balance sheet:

	Increase in opening Retained Earnings on November 1, 2018		Estimated increase in Revenue in FY19		Estimated increase / (decrease) in operating expenses in FY19		Estimated increase in profit before tax in FY19
	$	’m	$	’m	$	’m	$	’m
Cost of obtaining customer contracts		66		-		(20)		20
Rebillable Expenses		-		2		2		-
Consideration payable to a customer		5		23		23		-
		71		25		5		20

IFRS 9 ‘Financial Instruments’
IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. IFRS 9 also amends certain other standards covering financial instruments such as IAS 1 ‘Presentation of Financial Statements’.

IFRS 9 is effective for accounting periods beginning on or after January 1, 2018 and will be adopted by the Group with effect from November 1, 2018.

The Group anticipates that the classification and measurement basis for its financial assets will be largely unchanged by the adoption of IFRS 9.

There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities. The derecognition rules have been transferred from IAS 39 Financial Instruments: Recognition and Measurement and have not been changed.

Under the new hedge accounting rules as a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group has confirmed that its current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9.

The main impact of adopting IFRS 9 will arise from the application of the expected credit loss model, which requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under the current standard, IAS 39. The new impairment requirements will apply to the consolidated Group’s financial assets classified at amortized cost, particularly to its trade receivables. The Group has elected to apply the practical expedient allowed under IFRS 9 to recognize the full amount of credit losses that would be expected to be incurred over the full recovery period of trade receivables. Based on the assessments undertaken to date, the Group does not expect a material increase in the loss allowance for trade debtors at November 1, 2018.

The Group will apply IFRS 9 retrospectively, with any material adjustments arising from the new impairment rules recognized in opening equity. Under this approach, comparatives will not be restated.

IFRS 16 ‘Leases’
In January 2016, the IASB published IFRS 16 – Leases, which will replace IAS 17 - Leases. IFRS 16 introduces a new definition of a lease, with a single lessee accounting model eliminating the previous distinction between operating leases and finance leases. Under IFRS 16, lessees will be required to account for all leases in a similar manner to the current finance lease accounting recognizing lease assets and liabilities on the statement of financial position. Lessor accounting remains similar to current practice. The standard will affect primarily the accounting for the Group’s operating leases.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. Micro Focus will not early adopt IFRS 16, and therefore the new standard will be effective from November 1, 2019.

The Group is still in the process of assessing what adjustments are necessary, including which transition option the Group will apply. It is therefore not yet possible to determine the amount of right-of-use assets and lease liabilities that will have to be recognized on adoption of the new standard and how this may affect the Group’s profit or loss and classification of cash flows going forward. Certain non-GAAP measures disclosed by the Group are expected to be impacted by IFRS 16.

II Critical accounting estimates, assumptions and judgements

In preparing these consolidated financial statements, the Group has made its best estimates and judgements of certain amounts included in the financial statements, giving due consideration to materiality. The Group regularly reviews these estimates and updates them as required. Actual results could differ from these estimates. Unless otherwise indicated, the Group does not believe that there is significant risk of a material change to the carrying value of assets and liabilities within the next financial year related to the accounting estimates and assumptions described below. The Group considers the following to be a description of the most significant estimates, which require the Group to make subjective and complex judgements, and matters that are inherently uncertain.

Critical accounting estimates and assumptions

A Potential impairment of goodwill and other intangible assets
Each period, or whenever there are changes in circumstances indicating that the carrying amounts may not be recoverable, the Group carries out impairment tests of goodwill and other assets which require estimates to be made of the of the value in use of its CGU’s. These value in use calculations are dependent on estimates of future cash flows, long term growth rates and appropriate discount rates to be applied to future cash flows. Further details on these estimates and sensitivity of the carrying value of goodwill to the discount rate in particular are provided in note 10.

B Provision for bad debt
The bad debt provision has historically been estimated based on the ageing of each debtor and on any changes in the circumstances of the individual receivable. The historic level of the provision has been very low given the high number of recurring customers and credit control policies with less than $2m of debtors written off as uncollectable in the two previous periods prior to April 30, 2017. However, as discussed in the Chief Financial Officer’s report the newly implemented IT environment in this period caused a material disruption within the order to cash process for the acquired HPE Software business, particularly impacting invoices raised between November 1, 2017 and April 30, 2018, which has significantly elevated debtor ageing with DSO days increased to 94 at October 31, 2018.

The system issue and subsequent cash collection has since been a key focus for the finance team and it has been found that the primary risk of bad debt is not believed to be related to specific customer credit risks or inappropriate billing, but instead to the administrative burden of invoice remediation needed by the Group before invoices can be resent to customers and payment made by the customer. This burden is high due to the volume of invoices impacted that require administrative changes. The related bad debt provision has been increased to $41.9m as a result of these circumstances at period end against total trade receivables of $1,089.6m. The provision is equivalent to the assumption that only the largest 15% of invoices by value aged > 90 days are expected to be collected and this reflects that a high volume of invoices was impacted. Given the number of invoices impacted, it is reasonably foreseeable that the volume of invoices actually collected will be different to 15% and given that a collection rate of 15% is relatively low, it is more foreseeable that there is greater upside than downside. Were only the largest 10% of invoices by value aged > 90 days collected then the provision recognized would need to be increased by $17m. However, if the largest 20% of invoices by value aged > 90 days were collected then the provision would be reduced by $10m and collection of the largest 30% would reduce the provision by $23m.

C Business combinations
When making acquisitions, the Group has to make judgements and best estimates about the fair value allocation of the purchase price. Where acquisitions are significant, appropriate advice is sought from professional advisors before making such allocations, otherwise valuations are done by management using consistent methodology with those used on prior period acquisitions.

Key judgements upon the acquisition of the HPE Software business were required in the assumptions used to underpin the valuation of acquired intangibles, particularly Customer Relationships ($4.48 billion) and Technology ($1.81billion).

There was also judgement used in identifying who the accounting acquirer was in the acquisition of the HPE Software business, as the resulting shareholdings were not definitive to identify the entity, which obtains control in the transaction. As such, the Group considered the other factors laid down in IFRS, such as the composition of the governing body of the combined entity, composition of senior management of the combined entity, the entity that issued the equity interest, terms of exchange of equity interests, the entity which initiated the combination, relative size of each entity, the existence of a large minority voting interest in the combined entity and other factors (e.g. location of headquarters of the combined entity and entity name). The conclusion of this assessment is that the Company is the accounting acquirer of the HPE Software business, and the acquisition accounting is set out in the notes to the Consolidated Financial Statements(note 39).

D Revenue recognition
The key areas of judgement in respect of recognizing revenue are the timing of recognition and how the different elements of bundled contracts are identified, for example between licence and maintenance revenues.

E Exceptional Item classification
The Group classifies items as exceptional in line with accounting policy F. The classification of these items as an exceptional is a matter of judgement. This judgement is made by management after evaluating each item deemed to be exceptional against the criteria set out within the defined accounting policy.

F Provision for Income Taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes including structuring activities undertaken by the Group and the application of complex transfer pricing rules. The Group recognizes liabilities for anticipated settlement of tax issues based on judgements of whether additional taxes will be due. Significant issues may take several periods to resolve. In making judgments on the probability and amount of any tax charge, management takes into account:

•	Status of the unresolved matter;
•	Strength of technical argument and clarity of legislation;
•	External advice;
•	Resolution process, past experience and precedents set with the particular taxing authority;
•	Agreements previously reached in other jurisdictions on comparable issues; and
•	Statute of limitations.

The key judgments in the period were related to the internal transfer of certain Group companies and whether this would create an additional tax charge through non-compliance with specific operational and transactional restrictions arising from US tax legislation and their application to the acquisition of the HPE Software business.  Based on their assessment the directors have concluded that no tax provisions are required with regards to these matters.

The ultimate tax liability may differ from the amount provided depending on interpretations of tax law, settlement negotiations or changes in legislation.  Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

III Financial risk factors
The Group’s multi-national operations expose it to a variety of financial risks that include the effects of changes in credit risk, foreign currency risk, interest rate risk and liquidity risk. Risk management is carried out by a central treasury department under policies approved by the board of directors. Group treasury identifies and evaluates financial risks alongside the Group’s operating units. The board provides written principles for risk management together with specific policies covering areas such as foreign currency risk, interest rate risk, credit risk and liquidity risk, use of derivative financial instruments and non-derivative financial instruments as appropriate, and investment of excess funds.

A Credit risk
Financial instruments which potentially expose the Group to a concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash equivalents are deposited with high-credit quality financial institutions. The Group provides credit to customers in the normal course of business. Collateral is not required for those receivables, but on-going credit evaluations of customers’ financial conditions are performed. The Group maintains a provision for impairment based upon the expected collectability of accounts receivable. The Group sells products and services to a wide range of customers around the world and therefore believes there is no material concentration of credit risk.

B Foreign currency risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the Euro, UK Pound Sterling, Israeli Shekel and the Canadian Dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. Foreign exchange risk arises when future commercial transactions, recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency.

There were no foreign currency hedging transactions in place at October 31, 2018 and April 30, 2017. The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk.

C Interest rate risk
The Group’s income and cash generated from operations are substantially independent of changes in market interest rates. The Group’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk. The Group currently uses four interest rate swaps to manage its cash flow interest rate risk arising from expected increases in the LIBOR interest rate.

D Liquidity risk
Central treasury carries out cash flow forecasting for the Group to ensure that it has sufficient cash to meet operational requirements and to allow the repayment of the bank facility. Surplus cash in the operating units over and above what is required for working capital needs is transferred to Group treasury. These funds are used to repay bank borrowings or invested in interest bearing current accounts, time deposits or money market deposits of the appropriate maturity period determined by consolidated cash forecasts.

Trade payables arise in the normal course of business and are all current. Onerous lease provisions are expected to mature between less than 12 months and nine years.

At October 31, 2018 gross borrowings of $4,996.9m (April 30, 2017: $1,595.2m; April 30, 2016: $1,787.3m) related to our senior secured debt facilities (see note 21).  $50.3m (April 30, 2017: $83.8m; April 30, 2016: $287.8m) is current of which $nil (April 30, 2017: $80.0m; April 30, 2016: $225.0m) is the revolving credit facility. The borrowings disclosed in the balance sheet are net of pre-paid facility costs.